SHAREHOLDERS' EQUITY (Schedule Of Outstanding and Exercisable Options) (Details) - $ / shares			12 Months Ended
		Nov. 11, 2020	Dec. 31, 2021
Exercise prices		$ 21.615
$0.20 [Member]
Exercise prices	[1]		$ 0.28
Number of options outstanding at end of year			776,294
Weighted average remaining contractual life of outstanding options			2 years 4 months 9 days
Number of options exercisable at end of year			776,294
Weighted average remaining contractual life of exercisable options			2 years 4 months 9 days
$0.44 [Member]
Exercise prices	[1]		$ 0.29
Number of options outstanding at end of year			227,218
Weighted average remaining contractual life of outstanding options			2 years 5 months 1 day
Number of options exercisable at end of year			227,218
Weighted average remaining contractual life of exercisable options			2 years 5 months 1 day
$0.56 [Member]
Exercise prices	[1]		$ 3.16
Number of options outstanding at end of year			220,610
Weighted average remaining contractual life of outstanding options			3 years 7 months 6 days
Number of options exercisable at end of year			220,610
Weighted average remaining contractual life of exercisable options			3 years 7 months 6 days
$6.32 [Member]
Exercise prices	[1]		$ 3.75
Number of options outstanding at end of year			330,491
Weighted average remaining contractual life of outstanding options			4 years 7 days
Number of options exercisable at end of year			330,491
Weighted average remaining contractual life of exercisable options			4 years 7 days
$7.49 [Member]
Exercise prices	[1]		$ 5.11
Number of options outstanding at end of year			99,360
Weighted average remaining contractual life of outstanding options			4 years 3 months 3 days
Number of options exercisable at end of year			89,516
Weighted average remaining contractual life of exercisable options			4 years 3 months 3 days
$10.23 [Member]
Exercise prices	[1]		$ 7.00
Number of options outstanding at end of year			60,000
Weighted average remaining contractual life of outstanding options			4 years 7 months 6 days
Number of options exercisable at end of year			60,000
Weighted average remaining contractual life of exercisable options			4 years 7 months 6 days
$14.00 [Member]
Exercise prices	[1]		$ 9.85
Number of options outstanding at end of year			1,157,874
Weighted average remaining contractual life of outstanding options			5 years 2 months 4 days
Number of options exercisable at end of year			894,612
Weighted average remaining contractual life of exercisable options			5 years 2 months 1 day
$41.55 [Member]
Exercise prices	[1]		$ 12.16
Number of options outstanding at end of year			52,380
Weighted average remaining contractual life of outstanding options			5 years 4 months 6 days
Number of options exercisable at end of year			30,732
Weighted average remaining contractual life of exercisable options			5 years 4 months 6 days
$24.32 [Member]
Exercise prices	[1]		$ 21.62
Number of options outstanding at end of year			6,500
Weighted average remaining contractual life of outstanding options			5 years 10 months 9 days
Number of options exercisable at end of year			6,500
Weighted average remaining contractual life of exercisable options			5 years 10 months 9 days

[1]	In U.S. dollars per Ordinary Share.